Stockholders' equity	9 Months Ended
Sep. 30, 2011
Stockholders' equity
Stockholders' equity

13          Stockholders’ equity

Each holder of common and preferred class A stock is entitled to one vote for each share on all matters brought before stockholders’ meetings, except for the election of the Board of Directors, which is restricted to the holders of common stock. The Brazilian Government holds twelve preferred special shares which confer permanent veto rights over certain matters.

Both common and preferred stockholders are entitled to receive a mandatory minimum dividend of 25% of annual adjusted net income under Brazilian GAAP, once declared at the annual stockholders’ meeting. In the case of preferred stockholders, this dividend cannot be less than 6% of the preferred capital as stated in the statutory accounting records or, if greater, 3% of the Brazilian GAAP equity value per share.

In October 2011 (subsequent period) the Board of Directors approved the payment on October 31, 2011 of US$ 3 billions to shareholders. The amount of US$ 1,859 will be paid as interest on capital and the total amount of US$ 1,141 will be paid as dividends.

In August 2011, we paid additional dividend to Vale’s shareholders amounting to US$ 3 billion, equivalent to US$ 0.576780063 per outstanding share, common or preferred, of Vale issuance.

On June 2011 the Board of Directors approved a share buy-back program. The shares are to be held in treasury for subsequent sale or cancellation, amounting up to US$ 3 billion and involving up to 84,814,902 common shares and up to 102,231,122 preferred shares. As of September 30, 2011 we had acquired 25,988,880 common shares and 53.105.900 preferred shares. The share buy-back program will be completely executed in November 2011.

In April 2011, we paid the first installment of interest on capital, in the amount of US$ 2 billion, corresponding to US$0.383268113 per outstanding share, common or preferred shares, of Vale issuance.

In January 2011, we made an extraordinary payment through interest of capital, in the total gross amount of US$ 1 billion, which corresponds to approximately US$0.191634056 per outstanding share, common or preferred, of Vale issuance.

On October 14, 2010, the Board of Directors approved the following proposals: (i) payment of the second tranche of the minimum dividend of US$1,250 and (ii) payment of an additional dividend of US$500. The payments were made on October 29, 2010.

On September 23, 2010, the Board of Directors approved a share buy-back program. The shares are to be held in treasury for subsequent sale or cancellation, amounting up to US$2 billion and involving up to 64,810,513 common shares and up to 98,367,748 preferred shares. As of December 31, 2010 we had acquired 21,682,700 common shares and 48,197,700 preferred shares.

In June 2010, the notes series Rio and Rio P were converted into ADS and represent an aggregate of 49,305,205 common shares and 26,130,033 preferred class A shares respectively. The conversion was made using 75,435,238 treasury stocks held by the Company.  The difference between the conversion amount and the book value of the treasury stocks of US$ 1,379 was accounted for in additional paid-in capital in the stockholder’s equity.

The outstanding issued mandatory convertible notes as of September 30, 2011, are as follows:

	Date		Value
Headings	Emission	Expiration	Gross	Net of charges	Coupon
Tranches Vale and Vale P - 2012	July/2009	June/2012	942	934	6.75	%p.a.

The notes pay a coupon quarterly and are entitled to an additional remuneration equivalent to the cash distribution paid to ADS holders.  These notes were classified as a capital instrument, mainly due to the fact that neither the Company nor the holders have the option to settle the operation, whether fully or partially, with cash, and the conversion is mandatory, consequently, they were recognized as a specific component of shareholders’ equity, net of financial charges.

The funds linked to future mandatory conversion, net of charges are equivalent to the maximum of common shares and preferred shares, as follows. All the shares are currently held in treasury.

	Maximum amount of action		Value
Headings	Common	Preferred	Common	Preferred
Tranches Vale and Vale P - 2012	18,415,859	47,284,800	293	649

In September 2011, Vale paid additional remuneration to holders of mandatorily convertible notes, series VALE-2012 and VALE P-2012, in the amount of US$ 1.824525 and US$ 2.110263 per note, respectively.

In April 2011, Vale paid additional remuneration to holders of mandatorily convertible notes, series VALE-2012 and VALE P-2012, in the amount of US$ 0.985344 and US$ 1.139659 per note, respectively.

In January 2011, Vale paid additional remuneration to holders of mandatorily convertible notes, series VALE-2012 and VAPE P-2012, R$0.7776700 and R$0.8994610, respectively, and in October 2010, VALE-2012 and VAPE P-2012, R$1.381517 and R$1.597876 per note, respectively.

Basic and diluted earnings per share

Basic and diluted earnings per share amounts have been calculated as follows:

	Three-month period ended (unaudited)			Nine-month period ended (unaudited)
	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010
Net income from continuing operations attributable to Company’s stockholders	4,935	6,452	6,030	18,213	11,490
Discontinued operations, net of tax	—	—	8	—	(143)
Net income attributable to Company’s stockholders	4,935	6,452	6,038	18,213	11,347

Interest attributed to preferred convertible notes	(40)	(24)	(11)	(82)	(49)
Interest attributed to common convertible notes	(16)	(10)	(5)	(34)	(51)
Net income for the period adjusted	4,879	6,418	6,022	18,097	11,247

Basic and diluted earnings per share

Income available to preferred stockholders	1,846	2,440	2,314	6,871	4,324
Income available to common stockholders	2,972	3,898	3,635	11,000	6,783
Income available to convertible notes linked to preferred shares	44	57	53	162	100
Income available to convertible notes linked to common shares	17	23	20	64	40
Weighted average number of shares outstanding
(thousands of shares) - preferred shares	1,986,461	2,008,930	2,056,473	2,002,352	2,043,102
Weighted average number of shares outstanding
(thousands of shares) - common shares	3,197,984	3,209,349	3,230,765	3,206,032	3,204,885
Treasury preferred shares linked to mandatorily convertible notes	47,285	47,285	47,285	47,285	47,285
Treasury common shares linked to mandatorily convertible notes	18,416	18,416	18,416	18,416	18,416
Total	5,250,146	5,283,980	5,352,939	5,274,085	5,313,688

Earnings per preferred share	0.93	1.21	1.13	3.43	2.12
Earnings per common share	0.93	1.21	1.13	3.43	2.12
Earnings per convertible notes linked to preferred share (*)	1.78	1.71	1.35	5.16	3.15
Earnings per convertible notes linked to common share (*)	1.79	1.79	1.36	5.32	4.94

Continuous operations
Earnings per preferred share	0.93	1.21	1.13	3.43	2.14
Earnings per common share	0.93	1.21	1.13	3.43	2.14
Earnings per convertible notes linked to preferred share (*)	1.78	1.71	1.35	5.16	3.17
Earnings per convertible notes linked to common share (*)	1.79	1.79	1.36	5.32	4.96

Discontinued operations
Earnings per preferred share	—	—	—	—	(0.02)
Earnings per common share	—	—	—	—	(0.02)
Earnings per convertible notes linked to preferred share (*)	—	—	—	—	(0.02)
Earnings per convertible notes linked to common share (*)	—	—	—	—	(0.02)

(*) Basic earnings per share only, as dilution assumes conversion

If the conversion of the convertible notes had been included in the calculation of diluted earnings per share they would have generated the following effect as shown below:

	Three-month period ended (unaudited)			Nine-month period ended (unaudited)
	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010

Income available to preferred stockholders	1,930	2,521	2,378	7,115	4,473
Income available to common stockholders	3,005	3,931	3,660	11,098	6,874
Weighted average number of shares outstanding (thousands of shares) - preferred shares	2,033,746	2,056,215	2,103,758	2,049,637	2,090,387
Weighted average number of shares outstanding (thousands of shares) - common shares	3,216,400	3,227,765	3,249,181	3,224,448	3,223,301
Earnings per preferred share	0.95	1.23	1.13	3.47	2.14
Earnings per common share	0.93	1.22	1.13	3.44	2.13

Continuous operations
Earnings per preferred share	0.95	1.23	1.13	3.47	2.17
Earnings per common share	0.93	1.22	1.13	3.44	2.16

Discontinued operations
Earnings per preferred share	—	—	—	—	(0.03)
Earnings per common share	—	—	—	—	(0.03)